Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 231,550,704	¥ 221,651,474	¥ 211,218,800
Significant unconsolidated VIEs- Maximum exposure to loss	809,000	816,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	11,574,978	11,773,405
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,582,000	3,346,000
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,709,000	2,628,000
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	90,000	48,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,363,000	921,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	190,000	127,000
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	388,000	390,000
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	719,000	768,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,816,000	2,299,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,392,000	3,219,000
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 5,299,000	¥ 5,535,000